Basis of preparation, material accounting policies and estimates - Schedule of Financial Statements (Details) - USD ($) $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2025	May 31, 2025	Jan. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Lifezone Holdings Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				Isle of Man
Percentage of Ownership (%)				100.00%	100.00%
Lifezone Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				Isle of Man
Percentage of Ownership (%)				100.00%	100.00%
Lifezone US Holdings Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				United Kingdom
Percentage of Ownership (%)				100.00%	100.00%
Lifezone Holdings US, LLC
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				United State of America
Percentage of Ownership (%)				100.00%	100.00%
Lifezone Services US, LLC
Disclosure of changes in accounting estimates [line items]
Principal activities				Service company
Country of incorporation				United State of America
Percentage of Ownership (%)				100.00%	100.00%
Lifezone Recycling US, LLC
Disclosure of changes in accounting estimates [line items]
Principal activities				Recycling
Country of incorporation				United State of America
Percentage of Ownership (%)	94.00%	94.40%		94.40%	94.00%
Amount funded to entity		$ 2.0
Lifezone Recycling US, LLC | Lifezone And Glencore
Disclosure of changes in accounting estimates [line items]
Amount funded to entity		$ 2.0	$ 1.5
LZ Services Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Service company
Country of incorporation				United Kingdom
Percentage of Ownership (%)				100.00%	100.00%
Kabanga Holdings Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				Cayman Islands
Percentage of Ownership (%)				83.00%	83.00%
Kabanga Nickel Company Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				Tanzania
Percentage of Ownership (%)				83.00%	83.00%
Kabanga Nickel Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				United Kingdom
Percentage of Ownership (%)				83.00%	83.00%
Kagera Mining Company Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Mining
Country of incorporation				Tanzania
Percentage of Ownership (%)				83.00%	83.00%
Lifezone Asia-Pacific Pty Ltd
Disclosure of changes in accounting estimates [line items]
Principal activities				Service company
Country of incorporation				Australia
Percentage of Ownership (%)				100.00%	100.00%
The Simulus Group Pty Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				Australia
Percentage of Ownership (%)				100.00%	100.00%
Simulus Pty Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Laboratory and Engineering
Country of incorporation				Australia
Percentage of Ownership (%)				100.00%	100.00%
Romanex International Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Holding company
Country of incorporation				Canada
Percentage of Ownership (%)				83.00%	83.00%
Tembo Nickel Corporation Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Mining
Country of incorporation				Tanzania
Percentage of Ownership (%)				69.70%	69.70%
Tembo Nickel Mining Company Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Mining
Country of incorporation				Tanzania
Percentage of Ownership (%)				69.70%	69.70%
Tembo Nickel Refining Company Limited
Disclosure of changes in accounting estimates [line items]
Principal activities				Refining
Country of incorporation				Tanzania
Percentage of Ownership (%)				69.70%	69.70%